Allowance for Credit Losses Forward Looking Information (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Allowance for Credit Losses Forward Looking Information [Abstract]
Credit-ITX Europe 125	€ 0	€ 0	€ 74.9
FX-EUR USD	€ 0	€ 0	€ 1.12
GDP-Eurozone	1.80%	6.54%	(7.80%)
GDP-Germany	1.87%	5.91%	(6.58%)
GDP-Italy	1.60%	7.34%	(9.57%)
GDP-USA	2.65%	6.03%	(5.02%)
GDP-USA treasury 2y	0.00%	0.00%	0.18%
Unemployment-Eurozone	8.63%	9.11%	10.05%
Unemployment-Germany	3.94%	4.00%	4.22%
Unemployment-Italy	10.45%	11.32%	12.08%
Unemployment-Spain	14.47%	16.35%	19.62%
Unemployment-USA	6.18%	7.19%	10.55%